Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 3, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Two Roads Shared Trust (the “Trust”)

  (1933 Act Registration No. 333-182417)

  (1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that Prospectus and Statement of Additional Information dated November 28, 2018 for the Trust’s Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 185 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which were filed on November 28, 2018.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2497.

Sincerely,

/s/Catherine A. DiValentino

Catherine A. DiValentino